Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2012	2011
Commercial
Commercial	$60,742	$50,734
Lease financing	5,481	5,914
Total commercial	66,223	56,648
Commercial Real Estate
Commercial mortgages	31,005	29,664
Construction and development	5,948	6,187
Total commercial real estate	36,953	35,851
Residential Mortgages
Residential mortgages	32,648	28,669
Home equity loans, first liens	11,370	8,413
Total residential mortgages	44,018	37,082
Credit Card	17,115	17,360
Other Retail
Retail leasing	5,419	5,118
Home equity and second mortgages	16,726	18,131
Revolving credit	3,332	3,344
Installment	5,463	5,348
Automobile	12,593	11,508
Student	4,179	4,658
Total other retail	47,712	48,107
Total loans, excluding covered loans	212,021	195,048
Covered Loans	11,308	14,787
Total loans	$223,329	$209,835

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for all purchased impaired loans, including those acquired in the BankEast transaction, for the years ended December 31, were as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$2,619	$2,890	$2,845
Purchases	13	100	–
Accretion	(437)	(451)	(421)
Disposals	(208)	(67)	(27)
Reclassifications (to)/from nonaccretable difference (a)	454	184	536
Other (b)	(732)	(37)	(43)
Balance at end of period	$1,709	$2,619	$2,890

(a)	Primarily relates to changes in expected credit performance.
(b)	Primarily relates to changes in variable rates, and in 2012 to a change in the Company’s expectations regarding potential sale of modified covered loans at the end of the indemnification agreements which results in a reduction in the expected contractual interest payments included in the accretable balance for those loans that may be sold.

Activity in Allowance for Credit Losses

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Add
Provision for credit losses	316	(131)	446	571	558	1,760	122	1,882
Deduct
Loans charged off	378	242	461	769	666	2,516	11	2,527
Less recoveries of loans charged off	(103)	(76)	(23)	(102)	(125)	(429)	(1)	(430)
Net loans charged off	275	166	438	667	541	2,087	10	2,097
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(33)	(33)
Other changes	–	–	–	(33)	–	(33)	–	(33)
Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance Balance at December 31, 2012 Related to
Loans individually evaluated for impairment (a)	$10	$30	$–	$–	$–	$40	$–	$40
TDRs collectively evaluated for impairment	28	29	446	153	97	753	1	754
Other loans collectively evaluated for impairment	1,013	791	489	710	751	3,754	17	3,771
Loans acquired with deteriorated credit quality	–	7	–	–	–	7	161	168
Total allowance for credit losses	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Allowance Balance at December 31, 2011 Related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans (b)	Total Loans
December 31, 2012
Loans individually evaluated for impairment (a)	$171	$510	$–	$–	$–	$681	$48	$729
TDRs collectively evaluated for impairment	185	391	4,199	442	313	5,530	145	5,675
Other loans collectively evaluated for impairment	65,863	35,952	39,813	16,673	47,399	205,700	5,814	211,514
Loans acquired with deteriorated credit quality	4	100	6	–	–	110	5,301	5,411
Total loans	$66,223	$36,953	$44,018	$17,115	$47,712	$212,021	$11,308	$223,329
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Type

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2012
Commercial	$65,701	$341	$58	$123	$66,223
Commercial real estate	36,241	158	8	546	36,953
Residential mortgages (a)	42,728	348	281	661	44,018
Credit card	16,525	227	217	146	17,115
Other retail	47,109	290	96	217	47,712
Total loans, excluding covered loans	208,304	1,364	660	1,693	212,021
Covered loans	9,900	359	663	386	11,308
Total loans	$218,204	$1,723	$1,323	$2,079	$223,329
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835

(a)	At December 31, 2012, $441 million of loans 30 – 89 days past due and $3.2 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $545 million and $2.6 billion at December 31, 2011, respectively.

Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2012
Commercial	$63,906	$1,114	$1,203	$2,317	$66,223
Commercial real estate	34,096	621	2,236	2,857	36,953
Residential mortgages (b)	42,897	18	1,103	1,121	44,018
Credit card	16,752	–	363	363	17,115
Other retail	47,294	36	382	418	47,712
Total loans, excluding covered loans	204,945	1,789	5,287	7,076	212,021
Covered loans	10,786	61	461	522	11,308
Total loans	$215,731	$1,850	$5,748	$7,598	$223,329
Total outstanding commitments	$442,047	$3,231	$6,563	$9,794	$451,841
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2012, $3.2 billion of GNMA loans 90 days or more past due and $2.4 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $2.0 billion at December 31, 2011, respectively.

Summary of Impaired Loans by Portfolio Class

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2012
Commercial	$404	$1,200	$40	$39
Commercial real estate	1,077	2,251	70	4
Residential mortgages	2,748	3,341	415	–
Credit card	442	442	153	–
Other retail	443	486	101	3
Total impaired loans, excluding GNMA and covered loans	5,114	7,720	779	46
Loans purchased from GNMA mortgage pools	1,778	1,778	39	–
Covered loans	767	1,584	20	12
Total	$7,659	$11,082	$838	$58
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144

(a)	Substantially all loans classified as impaired at December 31, 2012 and 2011, had an associated allowance for credit losses. The total amount of interest income recognized during 2012 on loans classified as impaired at December 31, 2012, excluding those acquired with deteriorated credit quality, was $222 million, compared to what would have been recognized at the original contractual terms of the loans of $410 million.

Additional Information on Impaired Loans

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2012
Commercial	$470	$18
Commercial real estate	1,314	43
Residential mortgages	2,717	130
Credit card	510	28
Other retail	301	19
Total impaired loans, excluding GNMA and covered loans	5,312	238
Loans purchased from GNMA mortgage pools	1,448	73
Covered loans	980	29
Total	$7,740	$340
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2012
Commercial	4,843	$307	$272
Commercial real estate	312	493	461
Residential mortgages	4,616	638	623
Credit card	49,320	241	255
Other retail	10,461	279	275
Total loans, excluding GNMA and covered loans	69,552	1,958	1,886
Loans purchased from GNMA mortgage pools	9,518	1,280	1,245
Covered loans	192	277	263
Total loans	79,262	$3,515	$3,394
2011
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704
Credit card	55,951	322	321
Other retail	4,028	73	72
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

Loans Modified as TDRs have Subsequently been Fully or Partially Charged-Off

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default.

(Dollars in Millions)	Number of Loans	Amount Defaulted
2012
Commercial	859	$48
Commercial real estate	111	232
Residential mortgages	1,073	146
Credit card	9,774	54
Other retail	1,818	56
Total loans, excluding GNMA and covered loans	13,635	536
Loans purchased from GNMA mortgage pools	1,245	177
Covered loans	68	97
Total loans	14,948	$810
2011
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	7,108	36
Other retail	557	13
Total loans, excluding GNMA and covered loans	9,017	269
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	9,885	$419

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2012				2011
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$–	$143	$–	$143	$68	$137	$–	$205
Commercial real estate loans	1,323	2,695	–	4,018	1,956	4,037	–	5,993
Residential mortgage loans	3,978	1,109	–	5,087	3,830	1,360	–	5,190
Credit card loans	–	5	–	5	–	6	–	6
Other retail loans	–	775	–	775	–	867	–	867
Losses reimbursable by the FDIC (a)	–	–	1,280	1,280	–	–	2,526	2,526
Covered loans	5,301	4,727	1,280	11,308	5,854	6,407	2,526	14,787
Foreclosed real estate	–	–	197	197	–	–	274	274
Total covered assets	$5,301	$4,727	$1,477	$11,505	$5,854	$6,407	$2,800	$15,061

(a)	Relates to loss sharing agreements with remaining terms from 2 to 7 years.

Commercial Loans by Industry Group and Geography Excluding Covered Loans

Commercial Loans by Industry Group and Geography

	December 31, 2012		December 31, 2011
(Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$9,518	14.4%	$8,085	14.3%
Finance and insurance	6,579	9.9	5,749	10.1
Wholesale trade	6,297	9.5	5,485	9.7
Real estate, rental and leasing	5,855	8.8	4,229	7.5
Retail trade	4,735	7.2	3,683	6.5
Healthcare and social assistance	4,733	7.1	3,850	6.8
Public administration	4,709	7.1	3,695	6.5
Transport and storage	2,549	3.9	2,409	4.3
Information	2,203	3.3	2,115	3.7
Professional, scientific and technical services	2,185	3.3	1,932	3.4
Arts, entertainment and recreation	2,124	3.2	2,046	3.6
Mining	2,122	3.2	1,987	3.5
Educational services	1,964	3.0	1,422	2.5
Other services	1,670	2.5	1,760	3.1
Agriculture, forestry, fishing and hunting	1,553	2.4	1,429	2.5
Utilities	1,390	2.1	1,272	2.3
Other	6,037	9.1	5,500	9.7
Total	$66,223	100.0%	$56,648	100.0%
Geography
California	$8,081	12.2%	$6,664	11.8%
Colorado	2,722	4.1	2,292	4.0
Illinois	3,544	5.3	3,110	5.5
Minnesota	4,720	7.1	3,968	7.0
Missouri	2,922	4.4	2,499	4.4
Ohio	3,240	4.9	3,050	5.4
Oregon	1,792	2.7	1,514	2.7
Washington	2,626	4.0	2,568	4.5
Wisconsin	2,727	4.1	2,357	4.2
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,244	6.4	3,586	6.3
Arkansas, Indiana, Kentucky, Tennessee	3,545	5.4	3,246	5.7
Idaho, Montana, Wyoming	1,096	1.7	1,113	2.0
Arizona, Nevada, New Mexico, Utah	2,435	3.7	2,351	4.1
Total banking region	43,694	66.0	38,318	67.6
Florida, Michigan, New York, Pennsylvania, Texas	11,082	16.7	9,204	16.3
All other states	11,447	17.3	9,126	16.1
Total outside Company’s banking region	22,529	34.0	18,330	32.4
Total	$66,223	100.0%	$56,648	100.0%

Commercial Real Estate by Property Type and Geography Excluding Covered Loans

Commercial Real Estate Loans by Property Type and Geography

	December 31, 2012		December 31, 2011
(Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,405	30.9%	$11,756	32.8%
Commercial property
Industrial	1,586	4.3	1,561	4.4
Office	4,833	13.1	4,590	12.8
Retail	4,537	12.3	4,402	12.3
Other commercial	3,735	10.1	3,632	10.1
Homebuilders
Condominiums	146	.4	283	.8
Other residential	996	2.7	988	2.8
Multi-family	6,857	18.5	6,293	17.5
Hotel/motel	2,569	6.9	2,041	5.7
Health care facilities	289	.8	305	.8
Total	$36,953	100.0%	$35,851	100.0%
Geography
California	$8,039	21.8%	$7,634	21.3%
Colorado	1,644	4.5	1,569	4.4
Illinois	1,555	4.2	1,411	3.9
Minnesota	1,958	5.3	1,891	5.3
Missouri	1,560	4.2	1,599	4.4
Ohio	1,512	4.1	1,436	4.0
Oregon	1,921	5.2	1,961	5.5
Washington	3,586	9.7	3,540	9.9
Wisconsin	2,011	5.4	1,892	5.3
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,349	6.4	2,295	6.4
Arkansas, Indiana, Kentucky, Tennessee	1,886	5.1	1,736	4.8
Idaho, Montana, Wyoming	1,156	3.1	1,183	3.3
Arizona, Nevada, New Mexico, Utah	2,958	8.0	3,189	8.9
Total banking region	32,135	87.0	31,336	87.4
Florida, Michigan, New York, Pennsylvania, Texas	2,405	6.5	2,470	6.9
All other states	2,413	6.5	2,045	5.7
Total outside Company’s banking region	4,818	13.0	4,515	12.6
Total	$36,953	100.0%	$35,851	100.0%

Summary of Nonperforming Assets
TABLE 16	Nonperforming Assets (a)

At December 31 (Dollars in Millions)	2012	2011	2010	2009	2008
Commercial
Commercial	$107	$280	$519	$866	$290
Lease financing	16	32	78	125	102
Total commercial	123	312	597	991	392
Commercial Real Estate
Commercial mortgages	308	354	545	581	294
Construction and development	238	545	748	1,192	780
Total commercial real estate	546	899	1,293	1,773	1,074
Residential Mortgages (b)	661	650	636	467	210
Credit Card	146	224	228	142	67
Other Retail
Retail leasing	1	–	–	–	–
Other	216	67	65	62	25
Total other retail	217	67	65	62	25
Total nonperforming loans, excluding covered loans	1,693	2,152	2,819	3,435	1,768
Covered Loans	386	926	1,244	1,350	369
Total nonperforming loans	2,079	3,078	4,063	4,785	2,137
Other Real Estate (c) (d)	381	404	511	437	190
Covered Other Real Estate (d)	197	274	453	653	274
Other Assets	14	18	21	32	23
Total nonperforming assets	$2,671	$3,774	$5,048	$5,907	$2,624
Total nonperforming assets, excluding covered assets	$2,088	$2,574	$3,351	$3,904	$1,981
Excluding Covered Assets
Accruing loans 90 days or more past due (b)	$660	$843	$1,094	$1,525	$967
Nonperforming loans to total loans	.80%	1.10%	1.57%	1.99%	1.02%
Nonperforming assets to total loans plus other real estate (c)	.98%	1.32%	1.87%	2.25%	1.14%
Including Covered Assets
Accruing loans 90 days or more past due (b)	$1,323	$1,753	$2,184	$2,309	$1,554
Nonperforming loans to total loans	.93%	1.47%	2.06%	2.46%	1.16%
Nonperforming assets to total loans plus other real estate (c)	1.19%	1.79%	2.55%	3.02%	1.42%

Changes in Nonperforming Assets
(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages (f)	Covered Assets	Total
Balance December 31, 2011	$1,475	$1,099	$1,200	$3,774
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	864	1,203	267	2,334
Advances on loans	46	–	–	46
Total additions	910	1,203	267	2,380
Reductions in nonperforming assets
Paydowns, payoffs	(711)	(301)	(598)	(1,610)
Net sales	(344)	(135)	(237)	(716)
Return to performing status	(43)	(137)	(36)	(216)
Charge-offs (e)	(507)	(421)	(13)	(941)
Total reductions	(1,605)	(994)	(884)	(3,483)
Net additions to (reductions in) nonperforming assets	(695)	209	(617)	(1,103)
Balance December 31, 2012	$780	$1,308	$583	$2,671

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $3.2 billion, $2.6 billion, $2.6 billion, $2.2 billion and $1.1 billion at December 31, 2012, 2011, 2010, 2009 and 2008, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosed GNMA loans of $548 million, $692 million, $575 million, $359 million and $209 million at December 31, 2012, 2011, 2010, 2009 and 2008, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.
(f)	Residential mortgage information excludes changes related to residential mortgages serviced by others.